Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Checks Outstanding but Not Yet Presented for Payment

The following table illustrates the checks outstanding but not yet presented for payment and recorded in accounts payable for the Companies:

Year Ended December 31,	2017	2016
(millions)
Dominion Energy	$30	$24
Virginia Power	17	11
Dominion Energy Gas	7	9

Other Cash Provided By (Used In) Investing Activities

The guidance required retrospective application which resulted in adjustments to other cash provided by (used in) investing activities presented within Dominion Energy, Virginia Power and Dominion Energy Gas’ Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015, which were previously reported as follows:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy	$29	$47	$(71)
Virginia Power	(51)	(33)	(87)
Dominion Energy Gas	(23)	(18)	(11)

Reconciliation of Total Cash, Restricted Cash and Equivalents

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015:

	Cash, Restricted Cash and Equivalents at End/Beginning of Year
At December 31,	2017	2016	2015	2014
(millions)
Dominion Energy
Cash and cash equivalents	$120	$261	$607	$318
Restricted cash and equivalents(1)	65	61	25	19

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$185	$322	$632	$337

Virginia Power
Cash and cash equivalents	$14	$11	$18	$15
Restricted cash and equivalents(1)	10	—	—	—

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$24	$11	$18	$15

Dominion Energy Gas
Cash and cash equivalents	$4	$23	$13	$9
Restricted cash and equivalents(1)	26	20	14	13

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$30	$43	$27	$22

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.

Other Adjustments from Operating Activities
As a result distributions from equity method investees were reclassified within the Consolidated Statements of Cash Flows between distributions from equity method affiliates and other cash used in investing activities at Dominion Energy and Dominion Energy Gas, respectively, to other adjustments from operating activities for both Dominion Energy and Dominion Energy Gas, which were previously reported as follows:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy	$(37)	$(108)	$(42)
Dominion Energy Gas	(9)	(6)	16

Schedule of Depreciation Rates

The Companies’ average composite depreciation rates on utility property, plant and equipment are as follows:

Year Ended December 31,	2017	2016	2015
(percent)
Dominion Energy
Generation	2.94	2.83	2.78
Transmission	2.55	2.47	2.42
Distribution	3.00	3.02	3.11
Storage	2.48	2.29	2.42
Gas gathering and processing	2.21	2.66	3.19
General and other	4.89	4.12	3.67

Virginia Power
Generation	2.94	2.83	2.78
Transmission	2.54	2.36	2.33
Distribution	3.32	3.32	3.33
General and other	4.68	3.49	3.40

Dominion Energy Gas
Transmission	2.40	2.43	2.46
Distribution	2.42	2.55	2.45
Storage	2.45	2.19	2.44
Gas gathering and processing	2.42	2.58	3.20
General and other	4.96	4.54	4.72

Property, Plant and Equipment

Dominion Energy’s nonutility property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives:

Asset	Estimated Useful Lives
Merchant generation-nuclear	44 years
Merchant generation-other	15-40 years
Nonutility gas gathering and processing	3-50 years
General and other	5-59 years

Other Operations and Maintenance Expense and Other Income

As previously reported, Dominion Energy and Dominion Energy Gas’ other operations and maintenance expense and other income were as follows:

Year Ended December 31,	2017	2016	2015
(millions)
Dominion Energy
Other operations and maintenance expense	$2,875	$3,064	$2,595
Other income	165	250	196
Dominion Energy Gas
Other operations and maintenance expense	440	393	326
Other income	20	11	1